Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow [Line Items]
Interest paid	$ 113	$ 111	$ 113
Income taxes paid, net of refunds received	90	55	(11)
Cash receipts upon exercise of stock options	29	5	12
Cash disbursements for payment of taxes	(11)	(4)	(6)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 18	$ 1	$ 6
Common Shares
Supplemental Cash Flow [Line Items]
Common Shares withheld (in shares)	1,549,800	144,755	308,010
Aggregate value of Common Shares withheld	$ 73	$ 6	$ 13